As filed with the Securities and Exchange Commission on October 14, 2016

1933 Act Registration No. 333-203099

1940 Act Registration No. 811-08559

CIK No. 0001051629

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 4

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 129

Lincoln Life & Annuity Flexible Premium Variable Life Account M

(Exact Name of Registrant)

Lincoln AssetEdge® VUL 2015

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

(Exact Name of Depositor)

100 Madison Street, Suite 1860

Syracuse, NY 13202

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire

Lincoln Life & Annuity Company of New York

100 Madison Street, Suite 1860

Syracuse, NY 13202

(Name and Address of Agent for Service)

Copy to:

John L. Reizian

The Lincoln National Life Insurance Company

350 Church Street

Hartford, CT 06103

Approximate Date of Proposed Public Offering: Continuous

Title of Securities being registered:

Indefinite Number of Units of Interest in Variable Life Insurance Contracts.

An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to

Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended

December 31, 2015 was filed March 24, 2016.

It is proposed that this filing will become effective:

/X/	immediately upon filing pursuant to paragraph (b)
/ /	on May 1, 2016 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on April 1, 2010 pursuant to paragraph (a)(1) of Rule 485.
/ /	This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment. Such effective date shall be May 1, 2016.

Supplement Dated October 14, 2016
To the Product Prospectuses for:

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY

Lincoln Life Flexible Premium Variable Life Account M

Lincoln AssetEdge® VUL 2015	Lincoln Momentum VULONE 2005
Lincoln AssetEdge® VUL	Lincoln Momentum VULONE
Lincoln VULONE 2014	Lincoln VULCV-IV
Lincoln VULONE 2012	Lincoln VULCV-III
Lincoln VULONE 2007	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE 2005	Lincoln VULDB-IV
Lincoln VULONE	Lincoln VULDB-II
Lincoln InReach VULONE 2014	Lincoln VULDB Elite Series
Lincoln Momentum VULONE 2007

Lincoln Life Flexible Premium Variable Life Account R

Lincoln SVULONE 2013	Lincoln Momentum SVULONE
Lincoln SVULONE 2007	Lincoln SVUL-IV
Lincoln PreservationEdge® SVUL	Lincoln SVUL-III
Lincoln SVULONE	Lincoln SVUL-II Elite Series
Lincoln Momentum SVULONE 2007

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

Lincoln Life & Annuity Flexible Premium Variable Life Account M

Lincoln AssetEdge® VUL 2015	Lincoln Momentum VULONE
Lincoln AssetEdge® VUL	Lincoln VULCV-IV
Lincoln VULONE 2010	Lincoln VULCV-III
Lincoln VULONE 2007	Lincoln VULCV-II/Flex Elite Series
Lincoln VULONE 2005	Lincoln VULDB-IV
Lincoln VULONE	Lincoln VULDB-II
Lincoln Momentum VULONE 2005	Lincoln VULDB Elite Series

LLANY Separate Account R for Flexible Premium Variable Life Insurance

Lincoln SVULONE 2007	Lincoln SVUL-III
Lincoln SVULONE	Lincoln SVUL-II
Lincoln PreservationEdge® SVUL	Lincoln SVUL-IV

This Supplement outlines changes to the investment options under your policy. All other provisions outlined in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes and requires no action on your part.

The Lincoln Variable Insurance Products Trust (“LVIP”) has notified us that the LVIP Board of Trustees has approved the reorganization of two LVIP funds, effective as of the close of business December 9, 2016. The reorganizations were approved at a shareholder’s meeting on September 7, 2016.

The LVIP BlackRock Emerging Markets Managed Volatility Fund (an “Acquired Fund”) will be reorganized into the LVIP SSGA International Managed Volatility Fund (an “Acquiring Fund”).

As a result of this reorganization, the LVIP SSGA International Managed Volatility Fund will be added as an investment option effective December 9, 2016 to Policies issued on or before May 9, 2016. The investment objective of the fund is to seek capital appreciation, and the fund operates as a Fund of Funds.  For complete details related to the LVIP SSGA International Managed Volatility Fund, including risks, investment policies and strategies, please refer to the LVIP SSGA International Managed Volatility Fund’s prospectus.

The LVIP BlackRock U.S. Opportunities Managed Volatility Fund (an “Acquired Fund”) will be reorganized into the LVIP Blended Mid Cap Managed Volatility Fund (an “Acquiring Fund”).  These two funds have similar investment objectives and investment strategies.

At the time of these reorganizations, Owners of units of each Acquired Fund Sub-Account will automatically receive a proportionate number of units of its corresponding Acquiring Fund Sub-Account, based on the unit value of each fund at the time of the reorganization. Following the reorganizations, each Acquired Fund will no longer be available as an investment option under your Policy. Beginning December 12, 2016, any future allocations of Premium Payments, Policy value and/or any Optional Sub-Account Allocation Program in effect that you previously designated to an Acquired Fund Sub-Account will be allocated to the corresponding Acquiring Fund Sub-Account. This investment will become your allocation instruction until you tell us otherwise. All other transactions requested for an Acquired Fund will be rejected and treated as not in good order.

Additionally, LVIP has notified us that the LVIP VIP Mid Cap Managed Volatility Portfolio (Standard Class) will be liquated on or about December 9, 2016 (subject to shareholder approval), and as a result, will no longer be available as an investment option under your Policy. If the liquidation is approved, we recommend you transfer all money out of the LVIP VIP Mid Cap Managed Volatility Portfolio Sub-Account and into another Sub-Account within your Policy prior to the close of business on December 8, 2016.

If you do not make this transfer prior to the liquidation, your money will be automatically transferred to the LVIP Government Money Market Fund Sub-Account. Once this transfer occurs, any future allocations of Premium Payments, Policy value and/or any Optional Sub-Account Allocation Program in effect that you previously designated to the LVIP VIP Mid Cap Managed Volatility Portfolio Sub-Account will be allocated to the LVIP Government Money Market Portfolio Sub-Account. This investment will become your allocation instruction until you tell us otherwise. All other transactions requested for an Acquired Fund will be rejected and treated as not in good order.

Please retain this Supplement for future reference.

Part A

 The prospectus for Lincoln AssetEdge VUL 2015 and Lincoln Assetedge Exec VUL 2015 is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-203099) filed on April 7, 2016 and to the definitive 497 Filing filed on April 29, 2016.

Part B

 The Statement of Additional Information, including the financial statements of Lincoln Life & Annuity Company of New York and the financial statements of Lincoln Life & Annuity Flexible Premium Variable Life Account M, is incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-203099 filed on April 7, 2016 and to the definitive 497 Filing filed on April 29, 2016.

PART C - OTHER INFORMATION

Item 26. EXHIBITS

(a)	Resolution of the Board of Directors of Lincoln Life & Annuity Company of New York and related documents authorizing establishment of the Account.(1)
(b)	N/A

(c)	(1)	Principal Underwriting Agreement between Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc.(2)
(d)	(1)	Policy Form LN683 NY (11)

(2)	Change of Insured Rider—Policy Form LR496 NY(3)
(3)	Overloan Protection Rider—Policy Form LR540(4)
(4)	Overloan Protection Rider—Policy Form 616(13)
(5)	Waiver of Monthly Deduction Rider—Policy Form LR436 LNY, LR437 LNY(5)
(6)	Exec Enhanced Surrender Value Rider—Policy Form LR547 NY (11)
(7)	Accelerated Death Benefits Rider for Chronic Illness and Terminal Illness (Lincoln LifeEnhance® Accelerated Benefits Rider) — Policy Form LR631 (12)

(e)	(1)	Application—Policy Form LFF06321-18_7-10 (11)

(2)	Addendum to Application—Policy Form LFF06322-18_7-10 (11)

(f)	(1)	Articles of Incorporation of Lincoln Life & Annuity Company of New York.(7)

(2)	Bylaws of Lincoln Life & Annuity Company of New York.(7)

(g)	Form of Reinsurance Contracts(4)
(h)	Fund Participation Agreements, and amendments thereto, between Lincoln Life & Annuity Company of New York and:

(1)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (10)
(2)	AllianceBernstein Variable Products Series Fund, Inc. (15)
(3)	American Century Variable Portfolios, Inc. (6)
(4)	American Funds Insurance Series (15)
(5)	BlackRock Variable Series Funds, Inc. (6)
(6)	Delaware VIP Trust (15)
(7)	Deutsche Variable Series II (15)
(8)	Fidelity Variable Insurance Products (15)
(9)	Franklin Templeton Variable Insurance Products Trust (15)
(10)	JPMorgan Insurance Trust (14)
(11)	Legg Mason Partners Variable Equity Trust (15)
(12)	Lincoln Variable Insurance Products Trust (14)
(13)	MFS Variable Insurance Trust (15)
(14)	PIMCO Variable Insurance Trust (15)

(i)	(1)	Accounting and Financial Administrative Services Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York(8).

(2)	Amended and Restated Service Agreement by and between Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company, effective January 1, 2004.(9)

(j)	Not applicable.
(k)	Opinion and Consent of John L. Reizian, Esquire (Filed Herewith)
(l)	Not Applicable.
(m)	Not Applicable.

(n)	Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(o)	Not applicable.

(p)	Not applicable.

(q)	Compliance Procedures (16)

(1)	Incorporated by reference to Registration Statement on Form N-8B-2 (File No. 811-08651) filed on February 11, 1998.

(2)	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-4 (File No. 333-145531) filed on November 16, 2007.

(3)	Incorporated by reference to Post-Effective Amendment No. 7 on Form S-6 (File No. 333-42507) filed on April 20, 2001.

(4)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-148917) filed on January 29, 2008

(5)	Incorporated by reference to Registration Statement on Form S-6 (File No. 333-42507) filed on December 17, 1997.

(6)	Incorporated by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(7)	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 to Registration Statement on Form S-6 (File No. 033-77496) filed on April 2, 2007.

(8)	Incorporated herein by reference to the Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(9)	Incorporated by reference to Post-Effective Amendment No. 3 on Form N-6 (File No. 333-84684) filed on April 7, 2004.

(10)	Incorporated by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

(11)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-203099) filed on March 30, 2015.

(12)	Incorporated by reference to Post-Effective Amendment No. 1 on Form N-6 (File No. 333-203099) filed on August 12, 2015.

(13)	Incorporated by reference to Registration Statement on Form N-6 (File No. 333-207968) filed on November 12, 2015.

(14)	Incorporated by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.

(15)	Incorporated by reference to Post-Effective Amendment No. 19 on Form N-6 (File No. 333-155333) filed on April 1, 2015.

(16)	Incorporated by reference to Post-Effective Amendment No. 24 on Form N-6 (File No. 333-146507) filed on April 1, 2016.

Item 27. Directors and Officers of the Depositor

Name	Positions and Offices with Depositor
Dennis R. Glass**	President and Director
Ellen G. Cooper**	Executive Vice President, Chief Investment Officer and Director
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
George W. Henderson, III Granville Capital 300 North Greene Street Greensboro, NC 27401	Director
Mark E. Konen**	Executive Vice President and Director
M. Leanne Lachman 870 United Nations Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 South Crouse Avenue Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Assistant Vice President, Secretary and General Counsel

*	Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202

**	Principal business address is 150 Radnor Chester Road, Radnor, PA 19087

***	Principal business address is 100 North Greene Street, Greensboro, NC 27401

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

Organizational Chart of the Lincoln National Corporation Insurance Company Holding Company System (Incorporated by reference to Post-Effective Amendment No. 15 on Form N-4 (File No. 333-170897) filed on June 30, 2016).

Item 29. Indemnification

(a)	Brief description of indemnification provisions:

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

(b)	Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriter

(a)
Lincoln Financial Distributors, Inc. currently serves as Principal Underwriter for; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; and Lincoln Life & Annuity Flexible Premium Variable Life Account Y.

(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Wilford H. Fuller*	President, Chief Executive Officer and Director
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Andrew J. Bucklee*	Senior Vice President and Director
Thomas O’Neill*	Senior Vice President and Chief Operating Officer
Carl R. Pawsat***	Interim Financial and Operation Principal
Nancy A. Smith*	Secretary
John C. Kennedy*	Senior Vice President and Director
Christopher P. Potochar*	Senior Vice President and Director

*	Principal business address is 150 N. Radnor Chester Road, Radnor, PA 19087

**	Principal business address is 350 Church Street, Hartford, CT 06103

***	Principal business address is 100 North Greene Street, Greensboro, NC 27401

(c)	N/A

Item 31. Location of Accounts and Records

Books of Account and corporate records are maintained by Lincoln Life & Annuity Company of New York, 100 Madison Street, Suite 1860, Syracuse, New York 13202. All other accounts, books, and documents, except accounting records, required to be maintained by the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company, 1300 S. Clinton Street, Fort Wayne, Indiana 46802 and One Granite Place, Concord, New Hampshire 03301. The accounting records are maintained by Bank of New York Mellon, N.A., One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258.

Item 32. Management Services

Not Applicable.

Item 33. Fee Representation

Lincoln Life represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Lincoln Life & Annuity Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No. 4 to the Initial Registration Statement on Form N-6 (File No.:333-203099; 811-08559; CIK: 0001051629) to be signed on its behalf by the undersigned duly authorized, in the City of Hartford and State of Connecticut, on the 14th day of October, 2016.

Lincoln Life & Annuity Flexible Premium
Variable Life Account M
(Registrant)

/s/ Joshua R. Durand
By: ___________________________________
      Joshua R. Durand
      Assistant Vice President
Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York
(Depositor)

/s/ Joshua R. Durand

By:  __________________________________
                                                                      Joshua R. Durand
      Assistant Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.: 4 to the Initial Registration Statement (File No.:333-203099; 811-08559; CIK: 0001051629) has been signed below on October 14, 2016, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature                                                                               Title

/s/ Dennis R. Glass *
______________________________	President
Dennis R. Glass

/s/ Ellen G. Cooper *
______________________________                                                                           Executive Vice President, Chief Investment Ellen G. CooperOfficer and Director

/s/ Randal J. Freitag *
______________________________                                                                           Executive Vice President, Chief Financial Randal J. FreitagOfficer and Director

/s/ George W. Henderson, III *
______________________________                                                                           Director
George W. Henderson, III

/s/ Mark E. Konen *
______________________________                                                                           Executive Vice President and Director
Mark E. Konen

/s/ M. Leanne Lachman *
______________________________                                                                           Director
M. Leanne Lachman

/s/ Louis G. Marcoccia *
______________________________                                                                           Director
Louis G. Marcoccia

/s/ Patrick S. Pittard *
_____________________________                                                                           Director
Patrick S. Pittard

/s/ John L. Reizian
*By:________________________________________
John L. Reizian
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement